Transactions and balances with related parties - compensation paid to the directors and executives for services (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transactions and balances with related parties
Compensation	$ 52,635	$ 61,189	$ 56,201